Plant and equipment (Detail Textuals) ¥ in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Sep. 29, 2017 CAD ($)	Mar. 31, 2019 Vehicle	Oct. 16, 2017 CAD ($) shares	Oct. 16, 2017 CNY (¥) shares	Sep. 29, 2017 CNY (¥)
Manufacturing Agreement
Disclosure of detailed information about property, plant and equipment [line items]
Description of purchase orders		Company's purchase orders as follows: 30% after Zongshen schedules production, and 70% after accepted vehicle delivery
Minimum purchase commitments 2019		5,000
Minimum purchase commitments 2020		20,000
Minimum purchase commitments 2021		50,000
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description of manufacturing agreement	payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. As at March 31, 2019, the Company has paid 90% of prototype tooling and molds and 37% of the mass production tooling and molds.
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	$ 1.8				¥ 9.5
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	$ 7.8				¥ 39.3
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost			$ 1.8	¥ 9.5
Share pledge agreement common shares | shares			400,000	400,000